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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                       Mercer Trust Company
Address:                    One Investors Way
                            Norwood, MA 02062

13F File Number:            028-14465

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:                            Mark Gilbert
Title:                           Chief Compliance Officer
Phone:                           617 747 9538

Signature, Place, and Date of Signing:
/s/ Mark Gilbert, Boston, MA, October 24, 2011

Report Type (Check only one.):

                              [ ]       13F HOLDINGS REPORT.
                              [X]       13F NOTICE.
                              [ ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

NAME                                         13F FILE NUMBER
-----------------------------------------    ---------------
Aronson & Johnson & Ortiz, LP                 028-05508
Barrow, Hanley, Mewhinney & Strauss, LLC      028-01006
BlackRock Financial Management, Inc.          028-04293
Cramer Rosenthal McGlynn, LLC                 028-02028
Goldman Sachs Asset Management, LP            028-10981
Income Research & Management                  028-10329
Janus Capital Management LLC                  028-01343
Jennison Associates, LLC                      028-00074
MacKay Shields LLC                            028-00046
Prudential Investment Management, Inc.        028-04217
Pzena Investment Management, LLC              028-03791
Rothschild Asset Management, Inc.             028-00306
RS Investment Management Co. LLC              028-12027
Pacific Investment Management Company LLC     028-10952
Systematic Financial Management, LP           028-05015
The Boston Company Asset Management, LLC      028-00242
Wellington Management Company, LLP            028-04557
Western Asset Management Company              028-10245
Westfield Capital Management Company, LP      028-10220
Winslow Capital Management, Inc.              028-03676

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